Document And Entity Information	12 Months Ended
May 31, 2024
Document Information Line Items
Entity Registrant Name	NEW HORIZON AIRCRAFT LTD.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Central Index Key	0001930021
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	A1